DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Net profit (loss) attributable to parent company	$ (358,560)	$ 704,480	$ 1,030,812
Sale of lands	0	0	(167,802)
Total adjustments	172,791	143,113
Distributable net profit (loss)	(266,252)	927,186	990,029
Biological assets [member]
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Unrealized gains (losses)	(264,477)	(12,933)	(79,452)
Realized gains (losses)	394,179	327,268	249,441
Deferred income taxes	(37,394)	(91,629)	(42,970)
Total adjustments	$ 92,308	$ 222,706	$ 127,019